                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5912
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                   Date of fiscal year end: October 31, 2003
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                    Date of reporting period: April 30, 2004
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

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 4/30/04

MFS(R) MUNICIPAL INCOME TRUST

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
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Privacy is a concern for every investor today. At MFS Investment Management(R)
and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

MFS(R) MUNICIPAL INCOME TRUST

The trust seeks to provide a high level of current income exempt from federal income taxes.

New York Stock Exchange Symbol:  MFM

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
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MFS ORIGINAL RESEARCH(R)                           5
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MANAGEMENT REVIEW                                  6
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PORTFOLIO MANAGER'S PROFILE                       10
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PERFORMANCE SUMMARY                               11
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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN      13
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PORTFOLIO OF INVESTMENTS                          14
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FINANCIAL STATEMENTS                              35
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NOTES TO FINANCIAL STATEMENTS                     40
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TRUSTEES AND OFFICERS                             50
----------------------------------------------------
CONTACT INFORMATION                               53

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LETTER FROM THE CEO
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Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from
2.6 years to 5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging enveronment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
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THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW
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MARKET ENVIRONMENT

Over the six-month period ended April 30, 2004, long-term U.S. Treasury bond yields rose modestly, with 10-year treasury yields increasing from 4.29% to 4.50%. The path upward, however, was marked by significant volatility in the overall bond market.

Previous to the period, in the summer of 2003 and into early September, bond prices had declined as fixed-income investors, in our view, became concerned that the economic recovery was accelerating faster than expected.

In the fall and winter of 2003, however, bond prices revived as several factors combined to drive rates down. Economic reports indicated that inflation was well contained while job growth remained weak. Although most other measures indicated the U.S. economy was improving, we believe investors were concerned that consumer spending might falter because laid-off workers were not finding new jobs. The Federal Reserve Board (the Fed) appeared to sum up the situation in its statements that interest rates could remain low for the foreseeable future.

As the period came to a close in March and April of 2004, bonds reversed direction again. Long-term rates climbed sharply as the United States finally began to experience strong job growth, and the market began to anticipate that a Fed rate increase was imminent. Just after the period ended, the Fed's press release after its May 4 meeting contained the first indication in several years that rates were indeed going up: "At this juncture, ... the [Federal Open Market] Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

The accelerating U.S. recovery over the period was generally positive for lower quality bonds. Growth in GDP (gross domestic product), business profits, and other measures pointed toward improving corporate fundamentals - business factors such as earnings and cash flow growth.

In response, we believe investors moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated classes of bonds showed the best performance over the period, as investors sought out higher-yielding debt. This caused spreads
- the differences between yields on "AAA"-rated municipals and riskier "BBB"- rated issues - to tighten (decrease) over the period. Within categories, lower-rated bonds generally outperformed higher-rated issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues.

For the period as a whole, the performance of municipal bonds relative to Treasuries of comparable maturities was mixed. On the shorter end of the yield curve - maturities of 10 years and less - municipal bonds underperformed Treasuries. On the longer end of the curve, however, municipal bonds outperformed Treasuries.

In the closing months of the period, municipal bond prices were under pressure from several factors in addition to the rising rates mentioned earlier. A large amount of new issuance, particularly in March of 2004, increased the supply of municipal bonds and put downward pressure on prices. We saw additional pressure on bond prices in April as investors anticipated California's largest-ever municipal bond issue in U.S. history, set to take place in May. A third negative factor for municipal prices toward the end of the period was seasonal fluctuation, because bond selling has historically been higher in March and April as investors liquidate positions to pay tax bills.

PORTFOLIO CONCENTRATION AS OF 4/30/04
QUALITY RATINGS

            "AAA"                           17.9%
            "AA"                             4.3%
            "A"                              8.8%
            "BBB"                           35.0%
            "BB"                            18.4%
            "B"                             13.1%
            "CCC"                            1.1%
            Not Rated and Other              1.4%

The portfolio is actively managed, and current holdings may be different.

Percentages based on assets on 4/30/04.

CONTRIBUTORS TO PERFORMANCE

In the area of credit quality, relative performance was helped by the trust's overweighting in lower-quality debt relative to its Lehman benchmark. During a period when spreads were tightening, lower-rated bonds outperformed higher-rated bonds, and the trust's overweighting in debt rated "BBB" and below helped relative returns. (The Lehman Index is composed primarily of high-grade securities rated "A" or better and does not include securities rated below "BBB.")

The portfolio's positioning on the yield curve also helped relative results. (A yield curve for bonds is a graph showing yield against time remaining to maturity.) In managing the trust, we try to pick what we believe is the optimal spot on the yield curve - a time to maturity that optimizes the combination of yield and risk. Our research has for some time indicated that the 15- to 20-year part of the yield curve is that optimal spot, and the trust has historically tended to be overweighted in that area. This overweighting helped relative performance during the period, as short-term rates rose more than long-term rates and the yield curve flattened. The trust's relative overweighting in the longer part of the yield curve, which saw smaller price declines, and underweighting in the shorter end of the curve, where bond prices declined more, helped relative performance.

DETRACTORS FROM PERFORMANCE

Duration - a measure of the trust's holdings' sensitivity to interest rate changes - was the key detractor from the trust's relative performance during the period. We strive to position the trust with a duration comparable to that of its Lipper peer group of closed-end high-yield municipal portfolios. During the period, that strategy resulted in the trust having a longer average duration than that of its benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). During a period of rising interest rates, that longer duration meant the trust's holdings, on average, suffered larger price declines than the holdings in our benchmark.

    Respectfully,

/s/ Geoffrey L. Schechter

    Geoffrey L. Schechter
    Portfolio Manager

Note to shareholders: Effective February 17, 2004, Geoffrey L. Schechter became the sole manager of the portfolio. Prior to that date, the trust was managed by a team composed of Geoffrey L. Schechter and Michael W. Roberge.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
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
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PORTFOLIO MANAGER'S PROFILE
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Geoffrey L. Schechter, CFA, CPA, is Senior Vice President of MFS Investment
Management(R) (MFS(R)) and a portfolio manager of our municipal bond funds. He also manages several other state municipal bond portfolios for MFS.

He joined MFS as Investment Officer in 1993 after working as a municipal credit analyst with a major insurance company. He was named portfolio manager in 1993, Assistant Vice President in 1994, and Vice President in 1995.

Geoff is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He holds the Chartered Financial Analyst (CFA) and Certified Public Accountant (CPA) designations.

All portfolio managers at MFS are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, issuer-oriented, bottom-up process of selecting securities.

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PERFORMANCE SUMMARY THROUGH 4/30/04
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All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be different from those shown. Past performance is no guarantee of future results. Price Summary

Six months ended 4/30/04

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                                               Date                    Price
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Net asset value                             10/31/2003                $7.69
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                                             4/30/2004                $7.70
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New York Stock Exchange price               10/31/2003                $7.49
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                                              3/9/2004(high)*         $8.15
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                                             4/29/2004(low)*          $6.95
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                                             4/30/2004                $7.13
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* For the period November 1, 2003, through April 30, 2004.

Total Return vs Benchmarks

Six months ended 4/30/04

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New York Stock Exchange price**                                     (1.39)%
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Net asset value**                                                    3.72%
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Lehman Brothers Municipal Bond Index#                                1.19%
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Lipper Closed End High Yield Municipal Index+                        3.23%
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** Includes reinvestment of dividend and capital distributions.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Souce: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS
Lehman Brothers Municipal Bond Index A broad measure of the municipal bond market.

LIPPER CLOSED END HIGH YIELD MUNICIPAL INDEX - An index composed of 10 closed-end funds (including MFS Municipal Income Trust) that invest at least 50% of their assets in lower-rated municipal debt securities.

It is not possible to invest directly in an index.

KEY RISK CONSIDERATIONS

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or reulatory developments affecting those sectors than a portfolio that invests more broadly.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in derivative securities which may include futures, swaps, and options. These types of instruments can increase price fluctuation.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
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The Trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

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Portfolio of Investments (unaudited) - 4/30/04
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The Portfolio of Investments is a complete list of all securities owned by the trust. It is categorized by broad-based asset classes.

Municipal Bonds - 141.8%
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
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)              $ VALUE
-----------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.0%
-----------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES,
XLCA, 10.0738%, 2022+(+)                                               $1,500        $1,690,350
-----------------------------------------------------------------------------------------------
Cleveland Cuyahoga County, OH, Port Authority Rev.
(Cleveland City), "B", 4.5%, 2030                                       1,485         1,368,635
-----------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                 3,125         3,327,156
-----------------------------------------------------------------------------------------------
Port Authority, NY, Special Obligations Rev. (JFK
International), MBIA, 5.75%, 2022                                       7,000         7,460,040
-----------------------------------------------------------------------------------------------
Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                     1,500         1,581,105
-----------------------------------------------------------------------------------------------
                                                                                    $15,427,286
-----------------------------------------------------------------------------------------------
Chemicals - 1.5%
-----------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.),
4.6%, 2014                                                             $1,500        $1,578,555
-----------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), 7%, 2024                                                        3,000         3,028,440
-----------------------------------------------------------------------------------------------
                                                                                     $4,606,995
-----------------------------------------------------------------------------------------------
General Obligations - General Purpose - 1.4%
-----------------------------------------------------------------------------------------------
Jefferson County, OH, RADIAN, 7.125%, 2005(++)                         $1,000        $1,108,600
-----------------------------------------------------------------------------------------------
Lake County, IL, Land Acquisition & Development,
5.75%, 2017                                                             1,000         1,111,140
-----------------------------------------------------------------------------------------------
New York City, NY, 6.125%, 2006(++)                                     2,000         2,178,260
-----------------------------------------------------------------------------------------------
                                                                                     $4,398,000
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General Obligations - Improvement - 0.6%
-----------------------------------------------------------------------------------------------
New Lenox, IL, Community Park Development Authority,
8.25%, 2004(++)                                                        $1,675        $1,737,059
-----------------------------------------------------------------------------------------------

Healthcare Revenue - Hospitals - 37.6%
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(South Hills Health Systems), 6.75%, 2025                                $500          $502,650
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2022                               1,000         1,114,250
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                               2,000         2,228,500
-----------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness
Memorial Hospital), 7.125%, 2033                                        1,500         1,502,880
-----------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 5.75%, 2027                                       700           651,049
-----------------------------------------------------------------------------------------------
Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital
Medical Center, Inc.), 7.75%, 2010                                        905           956,694
-----------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Women's
Christian Assn.), 6.35%, 2017                                             275           271,604
-----------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Women's
Christian Assn.), 6.4%, 2029                                              980           912,419
-----------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6%, 2013                                                590           581,817
-----------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6.35%, 2013                                             150           151,152
-----------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev.
(Chester County Hospital), 6.75%, 2021                                  1,625         1,606,101
-----------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev.
(Citrus Memorial Hospital), 6.25%, 2023                                   995         1,014,870
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6.5%, 2020                                             1,230         1,296,334
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6.6%, 2025                                             1,000         1,056,790
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2026                                   675           734,535
-----------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev.
(McKenna Memorial Hospital), 6.125%, 2022                                 500           500,535
-----------------------------------------------------------------------------------------------
Crittenden County, AR, 7%, 2020                                         1,030           996,350
-----------------------------------------------------------------------------------------------
Cumberland County PA, Municipal Authority Rev. (Carlisle
Hospital & Health Centers), 6.8%, 2004(++)                                250           262,518
-----------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5%, 2030                                                       1,330         1,455,871
-----------------------------------------------------------------------------------------------
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital), 5.625%, 2032                                        1,250         1,272,238
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013                 635           643,801
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018              1,500         1,461,405
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 6%, 2023                    250           251,023
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                860           782,118
-----------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), 6.875%, 2031                             1,200         1,350,108
-----------------------------------------------------------------------------------------------
Farmington, NM, Hospital Rev. (San Juan Regional Medical
Center), "A", 5%, 2023                                                    835           804,013
-----------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health
Systems Obligation Group), 7.125%, 2024                                   755           813,611
-----------------------------------------------------------------------------------------------
Gulfport, MS, Healthcare Authority Rev. (Memorial
Hospital), 5.75%, 2031                                                  1,000         1,010,860
-----------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2031                                    900           944,784
-----------------------------------------------------------------------------------------------
Houston County, AL, Health Care Authority Rev., AMBAC,
6.25%, 2030                                                             2,000         2,229,340
-----------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                  875           887,810
-----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Hospital
Authority Rev. (Adventist/Sunbelt Hospital), 5.65%, 2024                1,750         1,764,823
-----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Centegra Heath
Systems), 5.25%, 2018                                                   1,000           992,450
-----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), 6.375%, 2031               3,990         4,001,092
-----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 6.125%, 2031                                 1,000         1,009,690
-----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                      5,000         5,223,000
-----------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities
Board, Hospital Facilities Rev. (Baptist Health Systems),
6.5%, 2031                                                              1,500         1,530,855
-----------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority
Rev. (Coffee Health Group), MBIA, 5.625%, 2021                          3,000         3,229,800
-----------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 6.875%, 2026                                     1,615         1,632,636
-----------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 5.7%, 2028                                         995           886,784
-----------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                  1,000           918,800
-----------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.875%, 2034                                   905           820,283
-----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (Medstar Health), 5.5%, 2033                                         380           367,202
-----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (North Arundel Hospital), 6.5%, 2031                               1,500         1,640,175
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Anna Jaques Hospital), 6.875%, 2012                                 315           319,757
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Berkshire Health Systems), 6.25%, 2031                            1,900         1,928,880
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi Obligation), 6.5%, 2012                             600           665,340
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi Obligation), 5.7%, 2015                             500           508,960
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Jordan Hospital), 5.25%, 2018                                     1,400         1,245,146
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Saints Memorial Medical Center), 6%, 2023                           465           428,270
-----------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), 6.7%, 2019                                               995         1,015,149
-----------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), 6.75%, 2029                                              810           791,581
-----------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Rush Medical Foundation, Inc.), 5.625%, 2023                        845           778,101
-----------------------------------------------------------------------------------------------
Mississippi Hospital Equipment, Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.4%, 2007                               315           323,429
-----------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625%, 2032                                          435           428,127
-----------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.625%, 2010                 820           889,536
-----------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011                 610           669,024
-----------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Covenant Health), 6.5%, 2017                                        960         1,052,189
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Catholic Medical Center), 6.125%, 2032                  1,000           999,270
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Hospital), 5.8%, 2018                         1,000           899,790
-----------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority
Rev. (St. Peter's University Hospital), 6.875%, 2030                    3,000         3,273,840
-----------------------------------------------------------------------------------------------
New York City, NY, Health & Hospital Corp. Rev., 5.25%, 2017              700           716,415
-----------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev.
(United Regional Health Care System, Inc.), 6%, 2023                    1,000         1,033,500
-----------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75%, 2013                                 850           768,893
-----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6.6%, 2031                                            1,875         1,923,169
-----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.375%, 2021                     1,805         1,852,237
-----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.5%, 2032                         505           518,968
-----------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375%, 2014                                              955           933,341
-----------------------------------------------------------------------------------------------
Russell, KY (Bon Secours Health Systems), 5.85%, 2005(++)               3,000         3,202,020
-----------------------------------------------------------------------------------------------
Salt Lake City, UT, Hospital Authority Rev. INFLOS
(Intermountain Health Care), AMBAC, 12.202%, 2020(+),(++)                 600           602,094
-----------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare Authority Rev.
(Allied Rehab Hospital), 7.125%, 2005                                     555           559,801
-----------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational and Housing
Facilities Board, Hospital Rev. (Methodist Healthcare),
6.25%, 2018                                                               500           541,185
-----------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational and Housing
Facilities Board, Hospital Rev. (Methodist Healthcare),
6.375%, 2019                                                            1,000         1,076,670
-----------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Bon
Secours Health Systems, Inc.), "A", 5.625%, 2030                          710           695,055
-----------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Authority,
Hospital Facilities Rev. (Palmetto Health Alliance),
6.25%, 2031                                                               835           860,008
-----------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev.
(Prairie Lakes Health Care System), 5.625%, 2032                          670           655,803
-----------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.625%, 2029                                       1,500         1,423,380
-----------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25%, 2018                                1,400         1,321,124
-----------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev.
(Washington Regional Medical Center), 7.25%, 2020                         500           551,075
-----------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Authority Rev. (Trinity Health
Center), 6.5%, 2030                                                     1,300         1,362,478
-----------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority, 5.625%, 2023                  1,000           977,470
-----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25%, 2020                                       750           730,238
-----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625%, 2030                                      750           745,080
-----------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                       3,085         3,002,600
-----------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.2%, 2021                                            700           700,350
-----------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.25%, 2031                                         1,000           999,450
-----------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon
Health System), 6.75%, 2021                                             1,250         1,314,088
-----------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health
Facilities Rev. (Morris Hospital), 6.625%, 2031                           600           628,212
-----------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities, Financing Authority
Rev. (Lanier Memorial Hospital), 5.6%, 2016                               600           558,618
-----------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375%, 2031                                   1,500         1,532,850
-----------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                         1,115         1,048,200
-----------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical
Center), 6.25%, 2032                                                    1,000         1,013,250
-----------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                      170           171,173
-----------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy
Spirit Hospital), 6.2%, 2026                                            1,250         1,261,925
-----------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                    1,500         1,651,770
-----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                                1,000         1,103,250
-----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), MBIA, 5.25%, 2017                           5,000         5,284,100
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8%,
2016                                                                      790           804,252
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 7.125%, 2031             490           493,376
-----------------------------------------------------------------------------------------------
                                                                                   $115,099,477
-----------------------------------------------------------------------------------------------

Healthcare Revenue - Long Term Care - 14.1%
-----------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co.,
Retirement Facilities Rev. (Sears Methodist Retirement),
7%, 2033                                                                 $345          $346,680
-----------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75%, 2033                                                     750           760,088
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75%, 2006                                 195           183,573
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                              1,085           889,819
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                                2,405         1,885,761
-----------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.), 10%, 2012                                    480           535,651
-----------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev.
(RHA Nursing Home), 8.5%, 2032                                            600           576,264
-----------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.), 7.5%, 2012                                 1,000         1,020,610
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant
Retirement Communities, Inc.), 6.125%, 2033                             1,000         1,002,110
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran Church), 6.9%, 2025                                            3,000         3,230,550
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (NBA Lifestyles
of Colorado Springs), GNMA, 5.6%, 2021                                  1,025         1,069,393
-----------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities
Rev. (Cypress Meadows), 7%, 2028*                                       1,840         1,609,190
-----------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley
Affiliated Services), 7.25%, 2035                                       1,000         1,000,110
-----------------------------------------------------------------------------------------------
Franklin County, OH, Healthcare Facilities Rev. (Ohio
Presbyterian Church), 7.125%, 2029                                      1,000         1,046,030
-----------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities
(Canterbury Court), "A", 6.125%, 2034                                     330           320,120
-----------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina
Housing Foundation, Inc.), 7.25%, 2029                                    385           329,321
-----------------------------------------------------------------------------------------------
Grand Prairie, TX, Housing Finance Corp., Independent
Senior Living Center Rev., 7.5%, 2017                                     600           578,988
-----------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill) "A",
8%, 2015                                                                2,380         2,107,490
-----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Lutheran
Senior Ministries), 7.375%, 2031                                          800           783,592
-----------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 5.75%, 2018                                         895           811,890
-----------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2025                                       1,685         1,973,270
-----------------------------------------------------------------------------------------------
Jacksonville, FL, Health Care Facilities Rev. (National
Benevolent-Cypress Village), 6.25%, 2026*                               1,245           893,288
-----------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.25%, 2026                                               500           497,550
-----------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.875%, 2032                                              500           514,830
-----------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper
Shores), 7.5%, 2019                                                       825           851,846
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro
Health Foundation, Inc.), 6.75%, 2027                                   1,500         1,394,445
-----------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), 7.375%, 2027                                                 1,940         2,004,505
-----------------------------------------------------------------------------------------------
Mocksville, NC (Housing Foundation, Inc.), 7.25%, 2029                    385           329,321
-----------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health
Authority Rev. (AHF/Montgomery), 10.5%, 2020                            2,260         2,231,117
-----------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Health Care
Facilities Rev. (Metro Health Foundation, Inc.), 6.55%, 2028              755           697,001
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.
(Courthouse Convalescent Center), 8.7%, 2014                              650           653,309
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First
Mortgage Gross Rev. (Wanaque Convalescent Center), 8.6%, 2011           1,000         1,001,720
-----------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority
Rev. (Cherry Hill), 8%, 2027                                            1,000           924,330
-----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness
Village), 8%, 2032                                                      1,010           953,753
-----------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite
Home), 7.5%, 2026                                                       2,800         2,801,344
-----------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real
Nursing Home), 9.75%, 2013                                                940           943,685
-----------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                                     300           293,448
-----------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special
Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033               500           500,405
-----------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                 725           590,339
-----------------------------------------------------------------------------------------------
Washington County, FL, Industrial Development Authority
Rev. (Washington County), 10%, 2016                                       940           942,171
-----------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev.
(Canterbury Health), 6%, 2039                                           1,535         1,116,406
-----------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev.
(Monroeville Christian), 8.25%, 2027                                      990           933,194
-----------------------------------------------------------------------------------------------
                                                                                    $43,128,507
-----------------------------------------------------------------------------------------------
Human Services - 3.0%
-----------------------------------------------------------------------------------------------
Iowa Finance Authority, Community Provider (Boys & Girls
Home), 6.25%, 2028                                                       $500          $451,240
-----------------------------------------------------------------------------------------------
Lehigh County, PA, Gen Purpose Authority (Kidspeace
Corp.), 6%, 2023                                                        3,000         2,889,000
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facility Rev. (Special Needs Facilities), 6.5%, 2017                    1,030         1,051,929
-----------------------------------------------------------------------------------------------
NY, City Industrial Development Agency, Civic Facility
Rev. (A Very Special Place, Inc.), "A", 5.75%, 2029                     1,000           856,770
-----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 8.75%, 2011                               635           633,286
-----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 9%, 2031                                1,000         1,014,710
-----------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev.
(Community Provider Pooled Loan), 7.75%, 2017                             551           557,221
-----------------------------------------------------------------------------------------------
Westside Habilitation Center, Cheneyville, LA, Rev.,
8.375%, 2013                                                            1,610         1,651,071
-----------------------------------------------------------------------------------------------
                                                                                     $9,105,227
-----------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 2.4%
-----------------------------------------------------------------------------------------------
Celevand, OH, Special Facilities Rev. (Continental
Airlines, Inc.), 5.375%, 2027                                            $500          $346,515
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 6.375%, 2035               1,645         1,102,709
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines) "B", 6.05%, 2029                    245           230,185
-----------------------------------------------------------------------------------------------
Hillsborough County, FL, Aviation Authority Rev. (Special
Purpose Facilities U.S. Air Corp.), 8.6%, 2022*                           400           158,140
-----------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev. (Special Facilities
Continental, Inc.) "E", 6.75%, 2029                                     1,000           832,930
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Continental
Airlines, Inc.), 7.2%, 2030                                             1,595         1,404,015
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25%, 2008                                 250           244,008
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8%, 2012                                    300           287,877
-----------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.),
5.8%, 2035                                                                355           352,494
-----------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.) "B",
6%, 2035                                                                2,500         2,325,975
-----------------------------------------------------------------------------------------------
                                                                                     $7,284,848
-----------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
-----------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev.
(Celanese), 6.7%, 2030                                                 $2,125        $2,235,436
-----------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 3.4%
-----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Browning Ferris, Inc.), 5.8%, 2016                $1,000          $924,570
-----------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev.
(Waste Management, Inc.), 6.85%, 2029                                     850           963,229
-----------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.
(Browning Ferris Co.), 5.45%, 2014                                      1,750         1,599,920
-----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), 5.85%, 2007                     4,500         4,767,570
-----------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.),
5.625%, 2026                                                              750           767,558
-----------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid
Waste Disposal Rev. (New Morgan Landfill Co, Inc.),
6.5%, 2019                                                              1,000           935,800
-----------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev.
(USX Corp.), 5%, 2015                                                     575           616,090
-----------------------------------------------------------------------------------------------
                                                                                    $10,574,737
-----------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.5%
-----------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland
Steel), 5.75%, 2011                                                    $1,000          $829,240
-----------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev.
(Ipsco, Inc.), 6.875%, 2030                                               650           662,558
-----------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels, Inc.),
8.25%, 2014*                                                            3,000                30
-----------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels, Inc.),
9%, 2021*                                                               3,000                30
-----------------------------------------------------------------------------------------------
                                                                                     $1,491,858
-----------------------------------------------------------------------------------------------
Industrial Revenue - Other - 5.6%
-----------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero
Energy Corp.), 5.6%, 2031                                              $1,750        $1,718,973
-----------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy
Corp.), 6.65%, 2032                                                     1,000         1,061,800
-----------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev.,
7.75%, 2017                                                             2,220         2,301,807
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing),
8.4%, 2015+*                                                            1,000           570,000
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing),
8.6%, 2017+*                                                            1,000           570,000
-----------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., 7.875%, 2032#               1,270         1,267,930
-----------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., 7.875%, 2032                  580           588,439
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority,
Wastewater Treatment Rev. (Sunoco Co.), 7.6%, 2024                        750           785,700
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority,
Finance Authority Facilities Rev. (Amtrak), "A",
6.25%, 2031                                                             2,000         2,041,620
-----------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev.
(Host Marriott LP), 7.75%, 2017                                         3,255         3,286,248
-----------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority
Rev. (Citgo Petroleum Corp.), 8.25%, 2031                                 700           732,704
-----------------------------------------------------------------------------------------------
Port of New Orleans, LA, Industrial Development Rev.
(Avondale Industries), 8.25%, 2004(++)                                    165           165,853
-----------------------------------------------------------------------------------------------
Port of New Orleans, LA, Industrial Development Authority
Rev. (Avondale Industries), 8.5%, 2014(++)                              1,515         1,565,722
-----------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                                385           384,276
-----------------------------------------------------------------------------------------------
                                                                                    $17,041,072
-----------------------------------------------------------------------------------------------

Industrial Revenue - Paper - 8.6%
-----------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                $1,000        $1,010,040
-----------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev.
(Nekoosa Packaging), "A", 6.55%, 2025                                   1,000           995,150
-----------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev. (James River
Corp.), 8%, 2028                                                          500           512,705
-----------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution
Control Financing Authority (International Paper, Co.),
"A", 6.15%, 2021                                                        5,000         5,177,400
-----------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion
International Corp.), 6.375%, 2029                                      2,000         2,028,400
-----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.,
Environmental Improvements Rev. (Mead Westvaco Escanaba),
6.45%, 2023                                                               500           520,800
-----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.,
Environmental Improvements Rev. (Mead Westvaco Escanaba),
6.25%, 2027                                                             1,000         1,045,210
-----------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste
Disposal Rev. (Fort James), 5.625%, 2018                                  850           812,209
-----------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024          3,335         3,360,680
-----------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority,
Solid Waste Disposal Facilities Rev. (Union Camp Corp.),
6.55%, 2024                                                             4,000         4,099,600
-----------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution
Control Rev. (Weyerhaeuser Co.), 6.8%, 2022                             2,000         2,281,220
-----------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority
(Stone Container Corp.), 7.2%, 2027                                       880           887,005
-----------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority
Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC),
6.8%, 2014                                                              1,000         1,053,140
-----------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev. (Chesapeake
Corp.), 6.25%, 2019                                                     1,750         1,599,903
-----------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev. (Bowater, Inc.),
"A", 7.4%, 2010                                                         1,045         1,052,440
-----------------------------------------------------------------------------------------------
                                                                                    $26,435,902
-----------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.7%
-----------------------------------------------------------------------------------------------
Monongalia County, WV, Commercial Development Rev. (The
Kroger Co.), 7.7%, 2012                                                $2,000        $2,011,500
-----------------------------------------------------------------------------------------------

Miscellaneous Revenue - Entertainment & Tourism - 2.7%
-----------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
Rev., East Valley Tourist (Cabazon Casino)"A", 9.25%, 2020             $1,155        $1,216,261
-----------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10%, 2033                                                  3,500         4,254,075
-----------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond
Lakes Utilities), 6.25%, 2017                                           1,000         1,010,550
-----------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las Vegas
Monorail), 7.375%, 2040                                                 1,765         1,703,331
-----------------------------------------------------------------------------------------------
                                                                                     $8,184,217
-----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.1%
-----------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6%, 2021                                                        $400          $418,944
-----------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7%, 2028                                                         600           626,970
-----------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013              955           961,666
-----------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Development Authority
Rev. (Virginia Horse Center), 6.85%, 2021                                 700           646,331
-----------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid
Waste Disposal Rev., 5.9%, 2014                                           370           374,429
-----------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority
Rev. (Kiel Center Multipurpose Arena), 7.875%, 2024                       300           307,743
-----------------------------------------------------------------------------------------------
                                                                                     $3,336,083
-----------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.4%
-----------------------------------------------------------------------------------------------
Bexar County TX, Multi-Family Housing Rev. (American
Opportunity Housing), "A", MBIA, 5.7%, 2021                            $1,250        $1,292,138
-----------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 7.1%, 2009                             1,000         1,129,580
-----------------------------------------------------------------------------------------------
Dallas Fort-Worth, TX, Housing Corp., 8.5%, 2011                          895           897,918
-----------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., Multi-Family
Rev. (Housing Project), "A", 6.4%, 2017                                 1,000           977,340
-----------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center
Court Apartments), 8.5%, 2018                                             900           869,769
-----------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley
Highland Terrace), 8.5%, 2024                                             115           114,000
-----------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County,
TN, Health & Educational & Housing Facilities Board Rev.
(Berkshire Place), GNMA, 6%, 2023                                         500           514,160
-----------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiaries LLC, 6.875%, 2009#                         2,000         2,130,960
-----------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & II
Apartments), 6.15%, 2019*                                                 280           134,680
-----------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & III
Apartments), 6.25%, 2029*                                                 475           225,877
-----------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands),
"A", 5.2%, 2029                                                         2,000         2,107,020
-----------------------------------------------------------------------------------------------
                                                                                    $10,393,442
-----------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 1.7%
-----------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015              $105           $30,806
-----------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., MBIA,
0%, 2011                                                                3,000         1,486,290
-----------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Corp., Single Family Mortgage
Rev., MBIA, 0%, 2016                                                    4,015         1,121,430
-----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                              400           436,432
-----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.3%, 2032                                                              1,315         1,398,529
-----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2029                                                   745           805,583
-----------------------------------------------------------------------------------------------
                                                                                     $5,279,070
-----------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 3.5%
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014                    $13           $13,292
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                     330           345,622
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.9%, 2029                     790           809,892
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                     385           401,297
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375%, 2033                   175           182,529
-----------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65%, 2021                   2,490         2,536,339
-----------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 6.4%, 2032                                                    410           427,392
-----------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential
Housing Finance "B", 4.8%, 2023                                           330           336,544
-----------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032                      645           678,398
-----------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                      300           328,581
-----------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, Single Family
Mortgage Rev., 0%, 2015                                                 9,575         3,344,931
-----------------------------------------------------------------------------------------------

Single Family Housing Revenue - State - continued
-----------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, "C", 6.25%, 2021                $1,165        $1,198,575
-----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030                230           238,933
-----------------------------------------------------------------------------------------------
                                                                                    $10,842,325
-----------------------------------------------------------------------------------------------
Solid Waste Revenue - 2.7%
-----------------------------------------------------------------------------------------------
California Statewide Community Development Authority,
Solid Waste Facilities Rev. (Republic Services, Inc.),
"A", 4.95%, 2012                                                       $1,000        $1,007,200
-----------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., Resource Recovery Facilities, "A", 6.1%, 2005                     2,000         2,027,700
-----------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., Resource Recovery Facilities, "A", 6.5%, 2008                     1,600         1,718,912
-----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverhill Associates), 6.7%, 2014                                         725           763,128
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource
Recovery Rev. (Ogden Haverhill Associates), 5.6%, 2019                  2,850         2,753,585
-----------------------------------------------------------------------------------------------
                                                                                     $8,270,525
-----------------------------------------------------------------------------------------------
State & Local Appropriation - 1.6%
-----------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev.,
RITES, FGIC, 8.9164%, 2016+(+)                                         $1,300        $1,524,068
-----------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev.,
RITES, FGIC, 8.9164%, 2017+(+)                                          1,050         1,223,775
-----------------------------------------------------------------------------------------------
College Park, GA (Civic Center), AMBAC, 5.75%, 2020                     1,000         1,113,550
-----------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020                    815           893,696
-----------------------------------------------------------------------------------------------
                                                                                     $4,755,089
-----------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
-----------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan
Rev., 7.95%, 2030                                                        $650          $667,472
-----------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 7.625%, 2010             750           768,825
-----------------------------------------------------------------------------------------------
                                                                                     $1,436,297
-----------------------------------------------------------------------------------------------
Tax Assessment - 3.0%
-----------------------------------------------------------------------------------------------
Capital Region Community Development District of Florida,
Capital Improvement Rev., 5.95%, 2006                                    $385          $389,085
-----------------------------------------------------------------------------------------------
Chicago IL, Ryan Garfield Tax Increment Allocation,
10.125%, 2007                                                             775           775,930
-----------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL,
Capital Improvement Rev., "B", 5%, 2011                                   650           631,924
-----------------------------------------------------------------------------------------------
Heritage Isles, FL, Community Development District, "A",
5.75%, 2005                                                               145           145,068
-----------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                          920           953,194
-----------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                          1,325         1,342,994
-----------------------------------------------------------------------------------------------
Killarney Community Development District of Florida, "B",
5.125%, 2009                                                              310           303,946
-----------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                               1,080         1,083,521
-----------------------------------------------------------------------------------------------
Middle Village Community Development District, FL,
Special Assessment, "B", 5%, 2009                                         800           792,632
-----------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
Special Assessment, 5.4%, 2008                                            625           622,938
-----------------------------------------------------------------------------------------------
Preserve At Wilderness Lake Florida, Community
Development District, Capital Improvement,"B", 5%, 2009                 665           654,400
-----------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special
Assessment, 5.9%, 2007                                                    275           279,109
-----------------------------------------------------------------------------------------------
Sterling Hill Community Development District of Florida,
Capital Improvement Rev., 5.5%, 2010                                      540           538,472
-----------------------------------------------------------------------------------------------
Villasol Community Development District of
Florida,Special Assessment Rev., "B", 5.375%, 2008                        845           852,014
-----------------------------------------------------------------------------------------------
                                                                                     $9,365,227
-----------------------------------------------------------------------------------------------
Tax - Other - 1.3%
-----------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2017                            $250          $239,370
-----------------------------------------------------------------------------------------------
Dade County, FL, Special Obligations Rev., Capital
Appreciation Bond, "B", AMBAC, 0%, 2008(++)                            15,080         2,956,585
-----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                    250           264,230
-----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 5.875%, 2018                500           508,275
-----------------------------------------------------------------------------------------------
                                                                                     $3,968,460
-----------------------------------------------------------------------------------------------
Tobacco - 4.9%
-----------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.),
6.125%, 2027                                                           $3,000        $2,781,630
-----------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco
Settlement, 5.625%, 2029                                                1,940         1,696,840
-----------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                   1,260         1,176,664
-----------------------------------------------------------------------------------------------
Golden State Tobacco Securization, Tobacco Settlement,
5.375%, 2028                                                            2,000         1,943,460
-----------------------------------------------------------------------------------------------
Golden State Tobacco Securization, Tobacco Settlement,
7.8%, 2042                                                              1,000         1,055,170
-----------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, 5.3%, 2025                           2,000         1,644,660
-----------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                      1,435         1,222,390
-----------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                      700           621,061
-----------------------------------------------------------------------------------------------
Rhode Island Tobacco Settlement Authority, 6%, 2023                       370           339,253
-----------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028               1,000           910,370
-----------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25%, 2027           1,265         1,226,620
-----------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                       495           466,736
-----------------------------------------------------------------------------------------------
                                                                                    $15,084,854
-----------------------------------------------------------------------------------------------
Toll Roads - 1.2%
-----------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement Highway Rev.,
"C", 0%, 2005(++)                                                      $1,000          $476,980
-----------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES,
FGIC, 9.1623%, 2015+(+)                                                 1,500         1,790,700
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                  1,000           424,320
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                  1,000           377,190
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2015                  1,750           732,165
-----------------------------------------------------------------------------------------------
                                                                                     $3,801,355
-----------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.3%
-----------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road
Rev., "A", 5.625%, 2018                                                $4,500        $4,922,280
-----------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006(++)                         790           894,865
-----------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev.
(Gondola Transit Co.), 11.5%, 2012(++)                                  2,900         4,306,007
-----------------------------------------------------------------------------------------------
                                                                                    $10,123,152
-----------------------------------------------------------------------------------------------
Universities - Colleges - 3.7%
-----------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6%, 2017                                     $750          $703,148
-----------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA,
7.875%, 2025                                                            2,500         3,111,050
-----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana
College), 5.625%, 2022                                                    400           406,576
-----------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5%, 2006(++)                                2,500         2,800,200
-----------------------------------------------------------------------------------------------
Louisiana State University (Health Sciences Center
Project), MBIA, 6.375%, 2031                                            2,500         2,841,475
-----------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), 6.5%, 2013                               625           741,263
-----------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev.
(Eastern Nazarene College), 5.625%, 2029                                  750           607,755
-----------------------------------------------------------------------------------------------
                                                                                    $11,211,467
-----------------------------------------------------------------------------------------------

Universities - Secondary Schools - 1.7%
-----------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Aspire Public Schools Lodi Project), 7.25%, 2032                 $1,250        $1,234,813
-----------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5%, 2036                        1,000           998,050
-----------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5%, 2023                          600           598,830
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy
of Arts & Sciences), 8%, 2031                                           1,000           956,810
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021                                         1,000           998,790
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority
Education Rev. (Arizona Charter Schools), "C", 6.75%, 2031                500           500,940
-----------------------------------------------------------------------------------------------
                                                                                     $5,288,233
-----------------------------------------------------------------------------------------------
Utilities - Cogeneration - 3.6%
-----------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power
Rev., Upper Lynn Canal Regional Power, 5.8%, 2018                        $830          $740,485
-----------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                                   2,620         2,836,517
-----------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6%, 2025                                                                2,500         2,418,725
-----------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority
Rev. (UAE Mecklenburg, LP), 6.5%, 2017                                    800           807,272
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northhampton Generating),
6.4%, 2009                                                                350           355,950
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northampton Generating),
6.5%, 2013                                                              1,000         1,015,370
-----------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority
Rev. (Multi-trade of Pittsylvania), 7.5%, 2014                          3,000         2,977,860
-----------------------------------------------------------------------------------------------
                                                                                    $11,152,179
-----------------------------------------------------------------------------------------------
Utilities - Investor Owned - 12.1%
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX (Reliant Energy, Inc.), "A",
5.375%, 2019                                                             $500          $491,420
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant
Energy, Inc.), "B", AMBAC, 5.125%, 2020                                 2,000         2,047,920
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), 7.7%, 2033                                                 $575          $652,556
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "B", 6.3%, 2032                                             500           518,855
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "C", 6.75%, 2038                                          1,000         1,073,300
-----------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.),
5.45%, 2010                                                             1,250         1,278,475
-----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA,
5.35%, 2016                                                             1,000         1,045,560
-----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Southern California Edison Co.),
6.4%, 2024                                                              1,000         1,013,820
-----------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85%, 2028                            2,000         2,081,420
-----------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.95%, 2028                            2,270         2,347,657
-----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                    2,105         2,209,176
-----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Public Service
Co. San Juan), "A", 6.3%, 2016                                          2,195         2,330,673
-----------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General),
5.2%, 2033                                                                230           240,739
-----------------------------------------------------------------------------------------------
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                   1,500         1,496,115
-----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central
Power & Light Co.), 4.55%, 2029                                         2,000         2,067,000
-----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95%, 2030                                                    1,655         1,585,407
-----------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution
Control Rev. (Public Service of New Hampshire), 6%, 2021                1,000         1,033,390
-----------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev.,Pollution
Control, Rev. (Cleveland Electric)"B", 6%, 2020                       3,000         3,048,750
-----------------------------------------------------------------------------------------------
Ohio Water Development, Pollution Control Rev. (Cleveland
Electric), 8%, 2023                                                     2,500         2,613,925
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6.1%, 2025                                   650           616,376
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6%, 2029                                   2,905         2,809,280
-----------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                                     550           587,703
-----------------------------------------------------------------------------------------------
Sullivan, IN, Pollution Control Rev. (Indiana- Michigan
Power Co.), "C", 5.95%, 2009                                              250           253,500
-----------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), 6.25%, 2028                                                500           518,160
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7%, 2014                                         550           558,272
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8%, 2015                                       1,500         1,540,185
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8%, 2016                                       1,000         1,021,900
-----------------------------------------------------------------------------------------------
                                                                                    $37,081,534
-----------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 3.0%
-----------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply
Rev. "A", 5.75%, 2017                                                  $1,250        $1,355,812
-----------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power
Systems Rev., "B", 5.55%, 2014                                          2,150         2,250,556
-----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric
Rev.) "B", 6.5%, 2020                                                   2,000         2,195,960
-----------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                 3,000         3,261,000
-----------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission
Project Rev.), RIBS, 10.347%, 2012(+)                                     100           101,522
-----------------------------------------------------------------------------------------------
                                                                                     $9,164,850
-----------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 1.7%
-----------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority,
Water & Sewer Systems Rev., 5.5%, 2033                                 $5,000        $5,156,650
-----------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $428,135,490)                              $434,472,913
-----------------------------------------------------------------------------------------------

Floating Rate Demand Notes
-----------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile
Corp.), due 5/03/04                                                      $100          $100,000
-----------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, due 5/05/04                  65            65,000
-----------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                   $165,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $428,300,490)                                  $434,637,913
-----------------------------------------------------------------------------------------------

Preferred Shares - (45.7)%                                                        $(140,008,228)
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -3.9%                                                 11,825,806
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $306,455,491
-----------------------------------------------------------------------------------------------
   * Non-income producing security - in default.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
   # SEC Rule 144A.

The following abbreviations for insurers and inverse floater are used in the Portfolio of
Investments and are defined:

Insurers                                                  Inverse Floaters

AMBAC  =  AMBAC Indemnity Corp.                 INFLOS = Inverse Floating Security
FGIC   =  Financial Guaranty Insurance Co.      RIBS   = Residual Interest Bonds
FSA    =  Financial Security Assurance Inc.     RITES  = Residual Interest Tax-Exempt Security
GNMA   =  Government National Mortgage Assn.
MBIA   =  Municipal Bond Investors Corp.
RADIAN =  Radian Guaranty, Inc.
XLCA   =  XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents the trust's balance sheet, which details the assets and liabilities composing the total value of the trust.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $428,300,490)           $434,637,913
--------------------------------------------------------------------------------------------------
Cash                                                                  68,509
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    3,226,649
--------------------------------------------------------------------------------------------------
Interest receivable                                                8,480,052
--------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swap agreements             495,573
--------------------------------------------------------------------------------------------------
Other assets                                                           2,181
--------------------------------------------------------------------------------------------------
Total assets                                                                          $446,910,877
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable on common shares                              $174,032
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       9,399
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                         6,219
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     162
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               257,346
--------------------------------------------------------------------------------------------------
Series T and Series TH auction preferred shares (5,600
shares issued and outstanding at $25,000 per share) at
liquidation value plus cumulative unpaid dividends               140,008,228
--------------------------------------------------------------------------------------------------
Total liabilities                                                                     $140,455,386
--------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                $306,455,491
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital - common shares                                 $337,101,074
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                             6,832,996
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (44,146,866)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                    6,668,287
--------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                $306,455,491
--------------------------------------------------------------------------------------------------
Preferred shares, at value (5,600 shares issued and
outstanding at $25,000 per share)                                                      140,000,000
--------------------------------------------------------------------------------------------------
Net assets including preferred shares                                                 $446,455,491
--------------------------------------------------------------------------------------------------
Common shares of beneficial interest outstanding
(39,832,578 shares issued less 55,500 treasury shares)                                  39,777,078
--------------------------------------------------------------------------------------------------
Net asset value per common share ($306,455,491/39,777,078)                                   $7.70
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much the trust received in investment income and paid in expenses. It also describes any gains and/or losses generated by trust operations.

FOR THE SIX MONTHS ENDED 4/30/04

NET INVESTMENT INCOME

Interest income                                                                        $14,193,718
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $1,781,016
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                              22,914
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  24,697
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                        46,541
--------------------------------------------------------------------------------------------------
  Preferred shares remarketing agent fee                             174,692
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       43,554
--------------------------------------------------------------------------------------------------
  Printing                                                            19,079
--------------------------------------------------------------------------------------------------
  Postage                                                             10,634
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       29,655
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       60,520
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,213,302
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (1,178)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,212,124
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $11,981,594
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------
Realized loss (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $(645,326)
--------------------------------------------------------------------------------------------------
  Swap transactions                                               (1,020,113)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       $(1,665,439)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation
--------------------------------------------------------------------------------------------------
  Investments                                                     $2,193,855
--------------------------------------------------------------------------------------------------
  Swap transactions                                                 (419,445)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                      $1,774,410
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                           $108,971
--------------------------------------------------------------------------------------------------
Distributions declared from preferred shares                                             $(681,800)
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $11,408,765
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED             YEAR ENDED
                                                               4/30/04                   10/31/03
                                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                       $11,981,594                $24,126,026
--------------------------------------------------------------------------------------------------
Net realized loss on investments                             (1,665,439)               (10,546,642)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments                            1,774,410                 12,101,897
--------------------------------------------------------------------------------------------------
Distributons declared from preferred shares from
net investment income                                          (681,800)                (1,449,560)
--------------------------------------------------------------------------------------------------
  Increase in net assets from operations                    $11,408,765                $24,231,721
--------------------------------------------------------------------------------------------------
Distributions declared to shareholders
--------------------------------------------------------------------------------------------------
  From net investment income                               $(10,847,111)              $(21,191,726)
--------------------------------------------------------------------------------------------------
Trust share (principal) transactions
--------------------------------------------------------------------------------------------------
  Net asset value of shares issued to common
  shareholders in reinvestment of distributions                 511,173                    332,939
--------------------------------------------------------------------------------------------------
Total increase in net assets                                 $1,072,827                 $3,372,934
--------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                     $305,382,664               $302,009,730
--------------------------------------------------------------------------------------------------
At end of period (including accumulated
undistributed net investment income of $6,628,287
and $6,215,604, respectively)                              $306,455,491               $305,382,664
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                    SIX MONTHS                                    YEAR ENDED 10/31
                                      ENDED          -------------------------------------------------------------------------
                                      4/30/04             2003            2002           2001            2000            1999
                                    (UNAUDITED)
Net asset value - beginning of
period                                $7.69              $7.61           $7.93           $7.79           $7.96           $8.55
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)

  Net investment income               $0.30              $0.61           $0.64           $0.64           $0.53           $0.54
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments             --+++            0.04           (0.38)           0.18           (0.17)          (0.60)
------------------------------------------------------------------------------------------------------------------------------
  Distributions declared to
  shareholders on preferred shares    (0.02)             (0.04)          (0.05)          (0.10)             --              --
----------------------------------    -----              -----           -----           -----           -----          ------
Total from investment operations      $0.28              $0.61           $0.21           $0.72           $0.36          $(0.06)
----------------------------------    -----              -----           -----           -----           -----          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income,
  common shares                      $(0.27)            $(0.53)         $(0.53)         $(0.53)         $(0.53)         $(0.53)
------------------------------------------------------------------------------------------------------------------------------
  Preferred shares offering cost
  charge to paid-in capital           $ --               $ --            $ --          $(0.05)           $ --            $ --
----------------------------------    -----              -----           -----           -----           -----          ------
Net asset value - end of period       $7.70              $7.69           $7.61           $7.93           $7.79           $7.96
----------------------------------    -----              -----           -----           -----           -----          ------
Common share market value, end
of period                             $7.13              $7.49           $7.15           $7.83           $7.38           $7.13
----------------------------------    -----              -----           -----           -----           -----          ------
Total return at common market
value (%)*                            (1.39)(++)         12.51           (2.23)          13.58           11.27          (17.20)
----------------------------------    -----              -----           -----           -----           -----          ------

RATIOS (%) TO AVERAGE
NET ASSETS APPLICABLE TO
COMMON SHARES/SUPPLEMENTAL DATA##

Expenses+                              1.43(+)            1.51            1.56            1.49            1.11            1.06
------------------------------------------------------------------------------------------------------------------------------
Net investment income+(S)              7.76(+)            7.98            8.26            8.12            6.76            6.49
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        5                 11              16              26              18              15
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $306,455           $305,383        $302,010        $312,996        $305,789        $312,195
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 10/31
                                         ENDED          ----------------------------------------------------------------------
                                        4/30/04               2003           2002           2001           2000           1999
                                      (UNAUDITED)
SUPPLEMENTAL RATIOS (%):

  Ratios of expenses to average
  net assets including preferred
  shares+##                              0.99(+)          1.03            1.07            1.07            1.11            1.06
------------------------------------------------------------------------------------------------------------------------------
  Preferred shares dividends             0.44(+)          0.48            0.68            1.28              --              --
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  available to common shares(S)          7.32(+)          7.50            7.58            6.84            6.76            6.49
------------------------------------------------------------------------------------------------------------------------------

SENIOR SECURITIES:

  Total preferred shares
  outstanding                           5,600            5,600           5,600           5,600              --              --
------------------------------------------------------------------------------------------------------------------------------
  Asset coverage per preferred
  share++                             $79,724          $79,533         $79,090         $80,897              --              --
------------------------------------------------------------------------------------------------------------------------------
  Involuntary liquidation
  preference per preferred
  shares                              $25,000          $25,000         $25,000         $25,000              --              --
------------------------------------------------------------------------------------------------------------------------------
  Approximate market value per
  preferred share                     $25,000          $25,000         $25,000         $25,000              --              --
------------------------------------------------------------------------------------------------------------------------------

 (S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
     October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and to increase the ratio of net investment income to average net assets by 0.07%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
   + Ratio excludes dividend payment on auction preferred shares.
  ++ Calculated by substracting the trust's total liabilities (not including preferred shares) from the trust's total assets and dividing this by the number of preferred shares outstanding.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Annualized.
(++) Not annualized.
   * As revised, to reflect transactions conducted prior to close, not including in closing activity on the NYSE at October 31,
     2002. Such amount was previously reported as (2.64)%. Additionally, for the years ended October 31, 2000 and October 31,
     1999, total returns previously reported were based on Net Asset Value (5.20% and (0.59)%, respectively).

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - The trust uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the trust may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The trust uses swaps for both hedging and non-hedging purposes. For hedging purposes, the trust may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the trust may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the trust.

RATE LOCK SWAP AGREEMENTS - The trust may enter into rate lock swap agreements, which are used to reduce the interest rate risk of the portfolio. A rate lock swap agreement is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the trust from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the trust intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the trust to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, capital losses, derivatives, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2003 and October 31, 2002 was as follows:

                                                    10/31/03          10/31/02
Distributions declared from:
--------------------------------------------------------------------------------
  Tax-exempt income                              $22,599,683       $22,909,900
--------------------------------------------------------------------------------
  Ordinary income                                     41,603            64,159
--------------------------------------------------------------------------------
Total distributions declared                     $22,641,286       $22,974,059
--------------------------------------------------------------------------------

As of October 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                            $171,028
      -----------------------------------------------------------------
      Undistributed tax-exempt income                         7,053,948
      -----------------------------------------------------------------
      Capital loss carryforward                             (43,353,428)
      -----------------------------------------------------------------
      Unrealized appreciation                                 5,948,263
      -----------------------------------------------------------------
      Other temporary differences                            (1,027,048)
      -----------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration:

      EXPIRATION DATE

      October 31, 2004                                       $(8,774,606)
      ------------------------------------------------------------------
      October 31, 2005                                       (16,518,819)
      ------------------------------------------------------------------
      October 31, 2006                                        (1,383,806)
      ------------------------------------------------------------------
      October 31, 2009                                        (2,847,429)
      ------------------------------------------------------------------
      October 31, 2010                                        (2,883,947)
      ------------------------------------------------------------------
      October 31, 2011                                       (10,944,821)
      ------------------------------------------------------------------
      Total                                                 $(43,353,428)
      ------------------------------------------------------------------

AUCTION PREFERRED SHARES - The trust issued 2,800 shares of Auction Preferred Shares (APS), series T and 2,800 of Auction Preferred Shares (APS), series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. During the six months ended April 30, 2004, the dividend rates ranged from 1.31% to 1.83%. The trust pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the trust in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The trust is required to maintain certain asset coverage with respect to the APS as defined in the trust's By-Laws and the Investment Company Act of 1940.

In accordance with the provisions of FASB 150, "Accounting for certain financial instruments with characteristics of both Liabilities and Equity", effective for the current period, the trust has reclassified its Auction Preferred Shares ("APS") outside of permanent equity in the Net Assets section of the Statement of Assets and Liabilities. In addition, distributions to APS shareholders are now classified as a component of the "Increase in net assets from operations" on the Statement of Operations and Statement of Changes in Net Assets and as a component of the "Total from investment operations" in the Financial Highlights. Prior year amounts presented have been reclassified to conform to this period's presentation. This change has no impact of the net assets applicable to common shares of the trust.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the trust's average daily net assets and 6.32% of investment income. Management fees incurred for the six months ended April 30, 2004 were 0.79% of average daily net assets, including preferred shares, on an annualized basis.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for retired Trustees. Included in Trustees' compensation is a pension expense of $5,398 for retired trustees for the six months ended April 30, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. The trust is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the maximum amount was based on the following annual percentages of the trust's average daily net assets:

              First $2 billion                                0.0175%
              -------------------------------------------------------
              Next $2.5 billion                               0.0130%
              -------------------------------------------------------
              Next $2.5 billion                               0.0005%
              -------------------------------------------------------
              In excess of $7 billion                         0.0000%
              -------------------------------------------------------

Effective April 1, 2004 the maximum amount is based on the following annual percentages of the trust's average daily net assets:

              First $2 billion                                0.01120%
              --------------------------------------------------------
              Next $2.5 billion                               0.00832%
              --------------------------------------------------------
              Next $2.5 billion                               0.00032%
              --------------------------------------------------------
              In excess of $7 billion                          0.0000%
              --------------------------------------------------------

For the six months ended April 30, 2004, the trust paid MFS $24,697 equivalent to 0.0110% of average daily net assets including preferred shares, to partially reimburse MFS for the costs of providing administrative services.

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $32,576 for the six months ended April 30, 2004. Also included in transfer agent and dividend disbursing costs are out-of-pocket expenses, paid to MFSC, which amounted to $8,715 for the six months ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities and short-term obligations, aggregated $21,043,063 and $23,523,580, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $427,660,278
          ----------------------------------------------------------
          Gross unrealized appreciation                  $20,723,066
          ----------------------------------------------------------
          Gross unrealized depreciation                  (13,745,431)
          ----------------------------------------------------------
          Net unrealized appreciation                     $6,977,635
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 39,777,078 full and fractional shares of beneficial interest. The Trustees have authorized share repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended
April 30, 2004, the trust did not repurchase any shares. Transactions in trust shares were as follows:

                                   Six months ended                  Year ended
                                        4/30/04                       10/31/03
                                   SHARES     AMOUNT        SHARES      AMOUNT

Shares issued to shareholders in
reinvestment of distributions      64,891    $511,173        42,903     $332,939
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2004, was $373. The trust had no significant borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps

                          NOTIONAL                                                                 UNREALIZED
                      PRINCIPAL AMOUNT       CASH FLOWS RECEIVED          CASH FLOWS PAID         APPRECIATION
EXPIRATION             (000 OMITTED)            BY THE TRUST               BY THE TRUST          (DEPRECIATION)

     5/18/19               9,000          Floating - 7 day BMA Swap       Fixed - 4.184%                $(2,989)
                                                    Index
----------------------------------------------------------------------------------------------------------------
     10/6/19               30,000         Floating - 7 Day BMA Swap       Fixed - 4.128%                565,774
                                                    Index
----------------------------------------------------------------------------------------------------------------
     6/16/24               20,000         Floating - 7 Day BMA Swap       Fixed - 4.423%                (67,212)
                                                    Index
----------------------------------------------------------------------------------------------------------------
                                                                                                       $495,573
----------------------------------------------------------------------------------------------------------------

At April 30, 2004, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

The trust may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2004 the trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 1.7% of net assets, including preferred shares, which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                DATE OF            PRINCIPAL
DESCRIPTION                                 ACQUISITION               AMOUNT            COST           VALUE

Chicago, IL, O'Hare International
Airport Rev., RITES, XLCA, 10.0738%,
2022                                            8/21/03            1,500,000      $1,599,510      $1,690,350
------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building
Commission, Building Rev., RITES,
FGIC, 8.9164%, 2016                             3/11/99            1,300,000       1,403,610       1,524,068
------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building
Commission, Building Rev., RITES,
FGIC, 8.9164%, 2017                             3/11/99            1,050,000       1,123,542       1,223,775
------------------------------------------------------------------------------------------------------------
New Jersey Economic Development
Authority, Economic Development Rev.
(Holt Hauling & Warehousing), 8.4%,
2015                                            1/30/97            1,000,000       1,049,280         570,000
------------------------------------------------------------------------------------------------------------
New Jersey Economic Development
Authority, Economic Development Rev.
(Holt Hauling & Warehousing), 8.6%,
2017                                            1/30/97            1,000,000       1,051,940         570,000
------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge
Commission, Toll Rev., RITES, FGIC,
9.1623%, 2015                                   5/21/99            1,500,000       1,609,680       1,790,700
------------------------------------------------------------------------------------------------------------
                                                                                                  $7,368,893
------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

For the six months ended April 30, 2004, 12.1% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.0% of total investments.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

While these developments primarily relate to MFS' open-end funds, there can be no assurance that these developments, or the adverse publicity associated with these developments, will not result in an increase to the market discount of the Trust's shares or other adverse consequences.

----------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
----------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ---------------        -----------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President
------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the series/the fund. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elcted for fixed terms. The Board of Trustees is currently divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

PORTFOLIO MANAGER
Geoffrey Schechter

------------------------------------------------------------------------------
CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS
------------------------------------------------------------------------------

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

NUMBER OF SHAREHOLDERS

As of April 30, 2004, our records indicate that there are 3,641 registered shareholders and approximately 13,150 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116
                                                              MFM-SEM-6/04 40M

ITEM 2. CODE OF ETHICS.

Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time. [Required for closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August, 2004 for June 30, 2004 reporting period.)]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) [**An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: The amendment is attached hereto.**][**APPLICABLE IF THE REGISTRANT HAS AMENDED ITS CODE OF ETHICS DURING THE PERIOD COVERED BY REPORT**]

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

    (3) Any written solicitation to purchase securities under 23c-1 under the Act (17 C.F.R. 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time. [For closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August 2004 for June 30, 2004 reporting period.)]

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL INCOME TRUST


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------------
                           Robert J. Manning, President

Date: June 23, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: June 23, 2004
      -------------


By (Signature and Title)*  RICHARD M. HISEY
                           --------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2004
      -------------


* Print name and title of each signing officer under his or her signature.